Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
(Losses) gains on cash flow hedges tax (benefit) expense	$ (11,197)	$ 30,145	$ (18,344)
Reclassification adjustments on cash flow hedges - tax expense (benefit)	11,775	(29,102)	17,183
Cash flow hedges tax expense (benefit)	578	1,043	1,161
Gain (loss) gain on pension - tax expense (benefit) expense	$ (170)	$ (227)	$ 72